UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TCS Capital Management, LLC
Address: 888 Seventh Avenue
         Suite 1504
         New York, New York  10019

13F File Number:  28-10918

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kenneth Berkow
Title:     Chief Financial Officer
Phone:     212.621.8760

Signature, Place, and Date of Signing:

     Kenneth Berkow     New York, New York     November 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $772,433 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CENTRAL EUROPEAN MEDIA ENTRP   CL A NEW         G20045202   188162  2877090 SH       SOLE                  2877090
CONVERA CORP                   CL A             211919105      557   557144 SH       SOLE                   557144
DOLAN MEDIA CO                 COM              25659P402    30323  3005246 SH       SOLE                  3005246
DREAMWORKS ANIMATION SKG INC   CL A             26153C103    57533  1829341 SH       SOLE                  1829341
EMMIS COMMUNICATIONS CORP      CL A             291525103     2466  2542300 SH       SOLE                  2542300
EQUINIX INC                    COM NEW          29444U502    59180   852004 SH       SOLE                   852004
EXPEDIA INC DEL                COM              30212P105     8859   586300 SH       SOLE                   586300
FIBERTOWER CORP                COM              31567R100    14813 10734025 SH       SOLE                 10734025
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109    17192   603000 SH       SOLE                   603000
INFORMATION SERVICES GROUP I   COM              45675Y104     3014   615000 SH       SOLE                   615000
INFORMATION SERVICES GROUP I   UNIT 01/31/2011  45675Y203    15957  3979300 SH       SOLE                  3979300
INTERPUBLIC GROUP COS INC      COM              460690100    24443  3153900 SH       SOLE                  3153900
LAMAR ADVERTISING CO           CL A             512815101     6178   200000 SH       SOLE                   200000
MAXCOM TELECOMUNICACIONES SA   ADR REP PR CTF   57773A508     1571   205300 SH       SOLE                   205300
MERCADOLIBRE INC               COM              58733R102     1087    53400 SH       SOLE                    53400
MOVE INC COM                   COM              62458M108    32267 15220201 SH       SOLE                 15220201
NETFLIX INC                    COM              64110L106    44923  1454760 SH       SOLE                  1454760
NEUSTAR INC                    CL A             64126X201    33927  1705728 SH       SOLE                  1705728
TELEPHONE & DATA SYS INC       COM              879433100    25812   722000 SH       SOLE                   722000
TELEPHONE & DATA SYS INC       SPL COM          879433860    27682   771100 SH       SOLE                   771100
TW TELECOM INC                 COM              87311L104     1984   191000 SH       SOLE                   191000
UNITED STATES CELLULAR CORP    COM              911684108   102137  2176840 SH       SOLE                  2176840
VIRGIN MEDIA INC               COM              92769L101     7415   938600 SH       SOLE                   938600
VISTAPRINT LIMITED             SHS              G93762204     9885   301000 SH       SOLE                   301000
WARNER MUSIC GROUP CORP        COM              934550104    55066  7245544 SH       SOLE                  7245544